UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-01976

                                                     Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

                                                     New York, NY 10019

(Address of principal executive offices) (Zip code)

David M. Poppe

Ruane, Cunniff & Goldfarb Inc.

9 West 57th Street

Suite 5000

             New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 686-6884

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Sequoia Fund, Inc.

Schedule of Investments (Unaudited)

September 30, 2017

(Percentages are of the Fund’s Net Assets)

Common Stocks (89.8%)

Shares		Value
	Advertising (2.6%)
1,476,000	Omnicom Group Inc.	$109,327,320

	Aerospace/Defense (4.8%)
17,196,077	Rolls-Royce Holdings plc (United Kingdom)	204,388,764

	Application Software (5.0%)
388,766	Constellation Software, Inc. (Canada)	212,100,635

	Auto Parts (2.5%)
495,556	O’Reilly Automotive, Inc. (a)	106,727,896

	Automotive Retail (6.0%)
3,364,893	CarMax, Inc. (a)	255,092,538

	Construction & Engineering (3.0%)
2,199,307	Jacobs Engineering Group Inc.	128,153,619

	Dental Equipment (4.8%)
3,435,757	DENTSPLY SIRONA, Inc.	205,492,626

	Diversified Banks (3.3%)
2,512,818	Wells Fargo & Co.	138,581,913

	Diversified Companies (11.8%)
1,477	Berkshire Hathaway, Inc.-Class A (a)	405,790,980
535,354	Berkshire Hathaway, Inc.-Class B (a)	98,141,095

		503,932,075

	Diversified Financial Services (2.8%)
424,594	Credit Acceptance Corp. (a)	118,958,501

	Electrical & Mechanical Systems (1.2%)
710,252	EMCOR Group, Inc.	49,277,284

	Flooring Products (3.1%)
530,213	Mohawk Industries, Inc. (a)	131,233,020

	Information Processing (7.5%)
2,274,491	Mastercard, Inc.-Class A	321,158,129

	Internet Retail (1.3%)
57,681	Amazon.com, Inc. (a)	55,451,629

Sequoia Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

September 30, 2017

Shares		Value
	Internet Services (2.9%)
66,868	The Priceline Group, Inc. (a)	$122,423,272

	Internet Software & Services (9.4%)
148,518	Alphabet, Inc.-Class A (a)	144,614,947
265,296	Alphabet, Inc.-Class C (a)	254,448,046

		399,062,993

	Investment Banking & Brokerage (3.3%)
3,246,316	The Charles Schwab Corp	141,993,862

	Movies & Entertainment (4.2%)
51,019	Liberty Media Corporation-Liberty Formula One - Series A (a)	1,861,683
4,693,543	Liberty Media Corporation-Liberty Formula One - Series C (a)	178,777,053

		180,638,736

	Precision Instruments (1.8%)
438,546	Waters Corp. (a)	78,727,778

	Property and Casualty Insurance (1.9%)
4,635,727	Hiscox Ltd. (Bermuda)	79,511,847

	Restaurants (0.4%)
58,824	Chipotle Mexican Grill, Inc. (a)	18,107,792

	Retailing (5.0%)
2,886,775	TJX Companies, Inc.	212,841,921

	Miscellaneous Securities (1.2%)(b)	52,673,005

	Total Common Stocks (Cost $1,830,176,527)	3,825,857,155

Principal Amount
Corporate Bond (0.4%)
	Application Software (0.4%)
19,308,880	Constellation Software, Inc. (Canada)
	7.90%, 3/31/2040	17,882,099

	Total Corporate Bond
	(Cost $16,087,624)	17,882,099

Sequoia Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

September 30, 2017

Principal Amount		Value
U.S. Government Obligations (8.8%)
375,000,000	United States Treasury Bill, 0.98% due 11/02/2017	$374,671,719

	Total U.S. Government Obligations
	(Cost $374,671,719)	374,671,719

	Total Investments (99.0%)
	(Cost $2,220,935,870)††	4,218,410,973

	Other Assets Less Liabilities (1.0%)	43,829,036

	Net Assets (100.0%)	$4,262,240,009

††

The cost for federal income tax purposes is identical. At September 30, 2017, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $2,004,338,113 and $6,863,010, respectively.

(a)	Non-income producing security.

(b)	“Miscellaneous Securities” include holdings that are not restricted, have been held for not more than one year prior to September 30, 2017, and have not previously been publicly disclosed.

Notes to Schedule of Investments (Unaudited)

Investments are carried at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S.Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.

When reliable market quotations are insufficient or not readily available at time of valuation or when Ruane, Cunniff & Goldfarb Inc. (the “Investment Adviser”) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Fund’s Board of Directors.

Sequoia Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

September 30, 2017

Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:

Level 1	–	unadjusted quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

Level 3	–	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. During the nine months ended September 30, 2017, there were no transfers into or out of Level 1 or 2 measurements in the fair value hierarchy. There were no Level 3 securities held by the Fund during the nine months ended September 30, 2017.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

	Common Stocks	Corporate Bond	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$3,825,857,155	$—	$—	$3,825,857,155
Level 2 - Other Significant Observable Inputs	—	17,882,099	374,671,719	392,553,818

Total	$3,825,857,155	$17,882,099	$374,671,719	$4,218,410,973

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Sequoia Fund, Inc.

By (Signature and Title)         /s/ David M. Poppe

                                                 David M. Poppe, President and CEO

                                                 (principal executive officer)

Date                                          11/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ David M. Poppe

                                                 David M. Poppe, President and CEO

                                                 (principal executive officer)

Date                                          11/17/2017

By (Signature and Title)         /s/ Patrick Dennis

                                                 Patrick Dennis, Treasurer

                                                 (principal financial officer)

Date                                          11/17/2017